Derivative financial instruments - Interest rates (Details) - Derivatives	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	(0.50%)	(0.40%)	1.70%
Maximum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	2.70%	3.20%	2.20%